UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-08822

CAPITAL MANAGEMENT INVESTMENT TRUST
(Exact name of registrant as specified in charter)

140 Broadway, New York, New York, 10005
(Address of principal executive offices) (Zip code)

     CT Corporation System
115 Federal Street
Suite 700, Boston, MA 02110
(Name and address of agent for service)

Registrant’s telephone number, including area code: (888) 626 3863

Date of fiscal year end: November 30

Date of reporting period: May 31, 2024

Item 1. Report to Stockholders.

Wellington Shields All-Cap Fund

Institutional Shares (WSACX)

For Investors Seeking Capital Appreciation

SEMI-ANNUAL REPORT

May 31, 2024

WELLINGTON SHIELDS ALL-CAP FUND (Unaudited)

PERFORMANCE INFORMATION

AVERAGE ANNUAL TOTAL RATE OF RETURN (%) FOR THE PERIODS ENDED MAY 31, 2024.

	1 Year	5 Year	10 Year
Wellington Shields All-Cap Fund – Institutional Shares	26.46%	10.38%	8.14%
Russell 1000® Index	28.01%	15.42%	12.40%
S&P 500® Index	28.19%	15.80%	12.69%

The performance information quoted in this semi-annual report assumes the reinvestment of all dividend and capital gain distributions, if any, and represents past performance, which is not a guarantee of future results. The returns shown do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The investment return and principal value of an investment will fluctuate and, therefore, an investor’s shares, when redeemed, may be worth more or less than their original cost. Updated performance data current to the most recent month-end can be obtained by calling 1-888-626-3863. The Fund’s Distributor is Wellington Shields & Co.,LLC and the Fund’s Sub-Distributor is Arbor Court Capital, LLC.

The above chart depicts the performance of the Wellington Shields All-Cap Fund - Institutional Shares versus the Russell 1000® Index and the S&P 500® Index. The Russell 1000® Index is an index of approximately 1,000 of the largest companies in the U.S. equity market. The Russell 1000® Index is a subset of the Russell 3000® Index. It represents the top companies by market capitalization. The S&P 500® Index by Standard & Poor’s Corp. is a capitalization-weighted index comprising 500 issues listed on various exchanges, representing the performance of the stock market generally. Please note that indices do not take into account any fees and expenses of investing in the individual securities that they track and individuals cannot invest directly in any index.

As with any fund that commonly compares its performance to the Russell 1000® Index and S&P 500® Index, such a comparison may be said to be inappropriate because of the dissimilarity between the Fund’s investments and the securities comprising the indices; so too with the Wellington Shields All-Cap Fund - Institutional Shares, which will not invest in certain securities comprising these indices.

2024 Semi-Annual Report 1

WELLINGTON SHIELDS ALL-CAP FUND (Unaudited)

Disclosure of Expenses

As a shareholder of the Fund, you incur ongoing costs, including management fees and other Fund expenses. Although the Fund charges no sales loads or transaction fees, you will be assessed fees for outgoing wire transfers, returned checks, and stop payment orders at prevailing rates charged by Mutual Shareholder Services, LLC, the Fund’s transfer agent and IRA accounts will be charged an $8.00 annual maintenance fee. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period December 1, 2023, through May 31, 2024.

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in this Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as IRA maintenance fees described above and expenses of any underlying funds. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative cost of owning different funds. In addition, if these transactional costs and expenses of underlying funds were included, your cost could have been higher.

Institutional Shares

			Expenses Paid
	Beginning	Ending	During the Period*
	Account Value	Account Value	December 1, 2023
	December 1, 2023	May 31, 2024	to May 31, 2024

Actual	$1,000.00	$1,143.42	$7.13

Hypothetical	$1,000.00	$1,018.35	$6.71
(5% annual return
before expenses)

*	Expenses are equal to the Fund’s annualized expense ratio of 1.33% for the Institutional Shares, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period.)

Total Annual Fund Operating Expense Ratio

The Total Annual Fund Operating Expense Ratio as stated in the Fund’s current prospectus dated March 28, 2024 was 1.38% .

The Total Annual Fund Operating Expense Ratio reported above may not correlate to the expense ratio in the Fund’s financial highlights because (a) the financial highlights include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in acquired funds, and (b) the gross expense ratio may fluctuate due to changes in net assets and actual expenses incurred during the reported period.

2024 Semi-Annual Report 2

Wellington Shields All-Cap Fund

	Schedule of Investments
	May 31, 2024 (Unaudited)
Shares	Fair Value	% of Net Assets
COMMON STOCKS
Aerospace & Defense
3,000 Curtiss-Wright Corporation	$848,460	1.51%
Beverages
3,500 Constellation Brands, Inc. - Class A	875,805	1.56%
Capital Markets
1,900 Blackrock Inc.	1,466,857
6,400 Blackstone Inc.	771,200
	2,238,057	3.99%
Chemicals
5,000 Linde PLC (United Kingdom)	2,177,600
1,900 The Sherwin-Williams Company	577,220
	2,754,820	4.91%
Construction & Engineering
20,000 Granite Construction Incorporated	1,245,800
4,850 Quanta Services, Inc.	1,338,309
	2,584,109	4.60%
Crude Petroleum & Natural Gas
4,000 Diamondback Energy, Inc.	797,040	1.42%
Electric Utilities
5,500 Constellation Energy Corporation	1,194,875	2.13%
Electrical Equipment
10,000 Emerson Electric Co.	1,121,600	2.00%
Electronic Computers
7,900 Apple Inc.	1,518,775	2.70%
Fabricated Plate Work (Boiler Shops)
11,000 Chart Industries, Inc. *	1,727,330	3.07%
Financial Services
10,000 Apollo Global Management Inc.	1,161,600
3,000 Berkshire Hathaway Inc. - Class B *	1,243,200
2,500 Mastercard Incorporated - Class A	1,117,675
	3,522,475	6.27%
Food & Staples Retailing
22,200 Walmart Inc.	1,459,872	2.60%
Health Care Providers & Services
2,400 McKesson Corporation	1,367,016	2.43%
Hotels, Restaurants & Leisure
3,000 Flutter Entertainment PLC (Ireland)	576,270	1.03%
Industrial Conglomerates
6,500 Honeywell International Inc.	1,314,235	2.34%
Interactive Media Services
3,500 Meta Platforms, Inc. - Class A	1,633,905	2.91%
Internet & Direct Marketing Retail
12,000 Alphabet, Inc. - Class A *	2,070,000
11,000 Amazon.com, Inc. *	1,940,840
	4,010,840	7.14%
IT Services
2,750 Accenture PLC - Class A (United Kingdom)	776,297
5,000 International Business Machines Corporation	834,250
	1,610,547	2.87%
Life Sciences Tools & Services
1,500 Thermo Fisher Scientific Inc.	851,970	1.52%
National Commercial Banks
8,500 JPMorgan Chase & Co.	1,722,355	3.07%

* Non-Income Producing Securities. The accompanying notes are an integral part of these financial statements.

2024 Semi-Annual Report 3

Wellington Shields All-Cap Fund

	Schedule of Investments
	May 31, 2024 (Unaudited)
Shares	Fair Value	% of Net Assets
COMMON STOCKS
Oil, Gas & Consumable Fuels
4,500 Cheniere Energy, Inc.	$710,055
11,152 Exxon Mobil Corporation	1,307,721
20,000 New Fortress Energy Inc.	507,000
	2,524,776	4.50%
Pharmaceuticals
1,600 Eli Lilly And Company	1,312,544	2.34%
Semiconductors & Semiconductor Equipment
4,375 Applied Materials, Inc.	940,975
875 ASML Holding N.V. ADR	840,306
2,000 NVIDIA Corporation	2,192,660
	3,973,941	7.08%
Software
5,500 Microsoft Corporation	2,283,215
5,000 Palo Alto Networks, Inc. *	1,474,550
1,700 Roper Technologies, Inc.	905,692
3,150 Salesforce, Inc.	738,486
	5,401,943	9.62%
Transportation Services
10,000 GXO Logistics, Inc. *	502,300	0.89%
Total for Common Stocks (Cost $32,940,464)	47,445,860	84.50%
EXCHANGE TRADED FUNDS
Equity Funds
30,000 Global X Uranium ETF	967,200
5,000 Invesco S&P 500® Equal Weight ETF	828,900
9,000 The Health Care Select Sector SPDR® Fund ETF	1,293,300
22,000 SPDR® S&P Metals & Mining ETF	1,417,460
3,150 VanEck Semiconductors ETF	757,512
Total Exchange Traded Funds (Cost $4,563,751)	5,264,372	9.38%
MONEY MARKET FUNDS
3,444,737 Goldman Sachs FS Government Fund Institutional 5.22% **	3,444,737
Total Money Market Funds (Cost $3,444,737)	3,444,737	6.13%
Investments at Fair Value (Cost $40,948,952)	56,154,969	100.01%
Liabilities in Excess of Other Assets	(8,355)	-0.01%
Net Assets	$56,146,614	100.00%

SCHEDULE OF INVESTMENTS BY SECTOR as of May 31, 2024 (Unaudited)

		% of Net
	Fair Value	Assets
Information Technology	$12,505,206	22.27%
Industrials	8,098,034	14.42%
Financials	7,482,887	13.33%
Exchange Traded Funds	5,264,372	9.38%
Consumer Discretionary	4,587,110	8.17%
Health Care	3,531,530	6.28%
Energy	3,321,816	5.92%
Materials	2,754,820	4.91%
Consumer Staples	2,335,677	4.16%
Communication Services	1,633,905	2.91%
Utilities	1,194,875	2.13%
	$52,710,232	93.88%

* Non-Income Producing Securities.
** The rate shown represents the annualized 7-day yield at May 31, 2024.
ADR - American Depositary Receipt.

The accompanying notes are an integral part of these
financial statements.

2024 Semi-Annual Report 4

Wellington Shields All-Cap Fund

Statement of Assets and Liabilities (Unaudited)
May 31, 2024
Assets:
Investments at Fair Value	$56,154,969
(Cost $40,948,952)
Cash	500
Prepaid Expenses	2,237
Receivables:
Dividends	52,110
Total Assets	56,209,816
Liabilities:
Advisory Fees Payable	47,325
Administration Fees Payable	3,323
Other Accrued Expenses	12,554
Total Liabilities	63,202
Net Assets	$56,146,614
Net Assets Consist of:
Paid In Capital (par value and paid in surplus)	$38,664,262
Total Distributable Earnings	17,482,352
Net Assets	$56,146,614

Institutional Shares
Net Assets	$56,146,614
Institutional Shares Outstanding, $0.01 par value (unlimited shares authorized)	2,141,647
Net Asset Value, Maximum Offering Price and Redemption Price Per Share	$26.22

Statement of Operations (Unaudited)
For the six month period ended May 31, 2024

Investment Income:
Dividends (Net of foreign withholding tax of $233)	$305,933
Total Investment Income	305,933

Expenses:
Management Fees	268,420
Transfer Agent Fees & Accounting Fees	21,045
Administration Fees	18,789
Legal Fees	13,725
Audit Fees	8,023
Trustees Fees	8,023
Miscellaneous Expense	6,017
Custody Fees	4,011
Insurance Expense	4,006
Registration Expense	3,009
Printing and Postage Expense	1,504
Total Expenses	356,572
Net Investment Loss	(50,639)

Net Realized and Unrealized Gain on Investments:
Net Realized Gain on Investments	2,586,928
Net Change In Unrealized Appreciation on Investments	4,569,657
Net Realized and Unrealized Gain on Investments	7,156,585

Net Increase in Net Assets from Operations	$7,105,946

The accompanying notes are an integral part of these financial statements.

2024 Semi-Annual Report 5

Wellington Shields All-Cap Fund

Statements of Changes in Net Assets	(Unaudited)
	Six Months Ended	Year Ended
	5/31/2024	11/30/2023
From Operations:
Net Investment Income / (Loss)	$(50,639)	$229,084
Net Realized Gain / (Loss) on Investments	2,586,928	(290,405)
Net Change in Unrealized Appreciation on Investments	4,569,657	1,106,130
Net Increase in Net Assets from Operations	7,105,946	1,044,809
From Distributions to Shareholders:
Institutional Shares	(194,720)	(1,193,392)
Change in Net Assets from Distributions	(194,720)	(1,193,392)
From Capital Share Transactions:
Institutional Shares
Shares Sold	59,202	176,885
Reinvested Distributions	192,312	1,178,332
Shares Repurchased	(768,592)	(3,273,274)
Net Decrease from Capital Share Transactions	(517,078)	(1,918,057)
Net Increase / (Decrease) in Net Assets	6,394,148	(2,066,640)
Net Assets at Beginning of Period	49,752,466	51,819,106
Net Assets at End of Period	$56,146,614	$49,752,466

Share Transactions:
Institutional Shares
Shares Sold	2,361	8,183
Reinvested Distributions	8,264	51,863
Shares Repurchased	(30,588)	(151,008)
Net Decrease in Shares	(19,963)	(90,962)

The accompanying notes are an integral part of these financial statements.

2024 Semi-Annual Report 6

Wellington Shields All-Cap Fund

Financial Highlights	(Unaudited)
Selected data for a share outstanding	Six Months
throughout each period:	Ended		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	5/31/2024		11/30/2023	11/30/2022	11/30/2021	11/30/2020	11/30/2019
Net Asset Value -
Beginning of Period	$23.02		$23.00	$29.21	$25.09	$21.84	$21.00
Net Investment Income / (Loss) (a)	(0.02)		0.11	0.17	(0.18)	(0.12)	(0.03)
Net Gain / (Loss) on Investments
(Realized and Unrealized)	3.31		0.47	(4.64)	7.01	3.43	2.54
Total from Investment Operations	3.29		0.58	(4.47)	6.83	3.31	2.51

Distributions (From Net Investment Income)	(0.09)		(0.04)	(0.13)	-	-	-
Distributions (From Net Realized Gains)	-		(0.52)	(1.61)	(2.71)	(0.06)	(1.67)
Total Distributions	(0.09)		(0.56)	(1.74)	(2.71)	(0.06)	(1.67)
Net Asset Value -
End of Period	$26.22		$23.02	$23.00	$29.21	$25.09	$21.84
Total Return (b)	14.34%	*	2.57%	(15.25)%	26.88%	15.15%	12.03%
Ratios/Supplemental Data
Net Assets - End of Period (Thousands)	$56,147		$49,752	$51,819	$61,755	$49,982	$44,742
Before Waiver/Reimbursement/Recoupment
Ratio of Expenses to Average Net Assets	1.33%	**	1.33%	1.30%	1.28%	1.33%	1.64%
After Waiver/Reimbursement/Recoupment
Ratio of Expenses to Average Net Assets	1.33%	**	1.33%	1.30%	1.50%	1.50%	1.50%
Ratio of Net Investment Income / (Loss) to
Average Net Assets	(0.19)%	**	0.48%	0.67%	(0.64)%	(0.55)%	(0.12)%
Portfolio Turnover Rate	25.45%	*	57.06%	74.35%	45.90%	74.46%	88.33%	(c)

* Not Annualized.
** Annualized.
(a) Based on Average Shares Outstanding.
(b) Total return represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.
(c) The calculation of portfolio turnover excluded sales totaling $575,280 which occurred to realign the
Fund's portfolio following a fund merger which went effective as of the close of business on November 25,
2019.

The accompanying notes are an integral part of these financial statements.

2024 Semi-Annual Report 7

NOTES TO FINANCIAL STATEMENTS WELLINGTON SHIELDS ALL-CAP FUND May 31, 2024 (Unaudited)

1. ORGANIZATION
Wellington Shields All-Cap Fund (the “Fund”) is a diversified series of the Capital Management Investment Trust (the “Trust”), a registered open-end management investment company. The Trust was organized on October 14, 1994, as a Massachusetts business trust and may offer shares of beneficial interest in a number of separate series, each series representing a distinct fund with its own investment objectives and policies. As of May 31, 2024, there is one series authorized by the Trust. Prior to March 29, 2018, the Fund was known as the Capital Management Mid-Cap Fund. The Fund’s investment adviser is Capital Management Associates, Inc. (“CMA” or “Advisor”). The Fund currently offers Institutional shares. The Fund commenced operations on January 27, 1995. The investment objective of the Fund is to seek capital appreciation.

2. SIGNIFICANT ACCOUNTING POLICIES
The following accounting policies have been consistently followed by the Fund and are in conformity with accounting principles generally accepted in the United States of America (“GAAP”) in the investment company industry. The Fund is an investment company that follows the accounting and reporting guidance of Accounting Standards Codification Topic 946 applicable to investment companies.

INVESTMENT VALUATION
All investments in securities are recorded at their estimated fair value, as described in Note 3. The Trust’s Board of Trustees (“Board”) has designated the Advisor as “Valuation Designee” pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended (“1940 Act”).

SHARE VALUATION
The net asset value (the “NAV”) is generally calculated as of the close of trading on the New York Stock Exchange (the “Exchange”) (normally 4:00 p.m. Eastern time) every day the Exchange is open. The NAV is calculated by taking the total value of the Fund’s assets, subtracting its liabilities, and then dividing by the total number of shares outstanding, rounded to the nearest cent. The offering price and redemption price per share is equal to the NAV per share.

INVESTMENT TRANSACTIONS AND INVESTMENT INCOME
Investment transactions are accounted for as of the date purchased or sold (trade date). Dividend income is recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded as soon as the Trust is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Interest income, if any, is recorded on the accrual basis and includes amortization of discounts and premiums. Gains and losses are determined on the identified cost basis, which is the same basis used for federal income tax purposes.

WRITTEN OPTIONS
The Fund may write covered call options on equity securities or futures contracts that the Fund is eligible to purchase to earn premium income, to assure a definite price for a security it has considered selling, or to close out options previously purchased. The Fund may write covered call options if, immediately thereafter, not more than 30% of its net assets would be committed to such transactions. A call option gives the holder (buyer) the right to purchase a security or futures contract at a specified price (the exercise price) at any time until a certain date (the expiration date). A call option is “covered” if the Fund owns the underlying security subject to the call option at all times during the option period. When the Fund writes a covered call option, it maintains in a segregated account with its custodian or as otherwise required by the rules of the exchange for the underlying security, cash or liquid portfolio securities in an amount not less than the exercise price at all times while the option is outstanding.

The writing of covered call options is considered to be a conservative investment technique. The Fund will receive a premium from writing a call option, which increases the Fund’s return in the event the option expires unexercised or is closed out at a profit. The amount of the premium will reflect, among other things, the relationship of the market price of the underlying security to the exercise price of the option and the remaining term of the option. However, there is no assurance that a closing transaction can be effected at a favorable price. During the option period, the covered call writer has, in return for the premium received, given up the opportunity for capital appreciation above the exercise price should the market price of the underlying security increase, but has retained the risk of loss should the price of the underlying security decline.

DIVIDEND DISTRIBUTIONS
Dividends paid by the Fund derived from net investment income (if any) will generally be paid annually. Distributions from capital gains (if any) are generally declared and distributed annually. The

2024 Semi-Annual Report 8

Notes to Financial Statements (Unaudited) - continued

Fund may also make a supplemental distribution subsequent to the end of its fiscal year. Dividends and distributions to shareholders are recorded on the ex-dividend date.

ESTIMATES
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in the net assets from operations during the reported year. Actual results could differ from those estimates.

FEDERAL INCOME TAXES
The Fund is considered a personal holding company as defined under Section 542 of the Internal Revenue Code since 50% of the value of the Fund’s shares were owned directly or indirectly by five or fewer individuals at certain times during the last half of the year. As a personal holding company, a 20% tax would be imposed for each tax year on undistributed personal holding company income. Generally, provisions for income taxes are not included in the financial statements as the Fund intends to distribute to shareholders all taxable investment income and realized gains and otherwise comply with Subchapter M of the Internal Revenue Code applicable to regulated investment companies.

As of and during the six month period ended May 31, 2024, the Fund did not have a liability for any unrecognized tax expense. The Fund recognizes interest and penalties, if any, related to unrecognized tax expense as income tax expense in the Statement of Operations. As of May 31, 2024, the Fund did not incur any interest or penalties. As required, management has analyzed the Fund’s tax positions taken on Federal income tax returns for all open tax years and expected to be taken during the six month period ended May 31, 2024, and has concluded that no provision for income tax is required in these financial statements.

3. SECURITIES VALUATIONS
The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

FAIR VALUE MEASUREMENTS
A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis follows.

Equity securities (common stocks and exchange traded funds). Equity securities generally are valued by using market quotations but may be valued on the basis of prices furnished by a pricing service when the Valuation Designee believes such prices accurately reflect the fair market value of such securities. Securities that are traded on any stock exchange or on the NASDAQ over-the-counter market are generally valued by the pricing service at the last quoted sale price on the primary exchange or market on which the security trades. Lacking a last sale price, an equity security is generally valued by the pricing service at its last bid price. In the event of a short sale of an equi-

2024 Semi-Annual Report 9

Notes to Financial Statements (Unaudited) - continued

ty security, lacking a last sale price, an equity security is generally valued by the pricing service at its last ask price. Generally, if the security is traded in an active market and is valued at the last sale price, the security is categorized as a level 1 security, and if an equity security is valued by the pricing service at its last bid price, it is generally categorized as a level 2 security. When market quotations are not readily available or when the Valuation Designee determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value, or when restricted or illiquid securities are being valued, such securities are valued pursuant to the fair value pricing procedures.

Money market funds. Shares of money market funds are valued at NAV provided by the underlying fund and are classified in level 1 of the fair value hierarchy.

In accordance with the Trust’s fair value pricing guidelines, the Valuation Committee, which includes the Valuation Designee, shall consider all appropriate factors relevant to the value of securities for which market quotations are not readily available. There is no single standard for determining fair value, since fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Valuation Committee would appear to be the price at which the security could reasonably be sold in a current market transaction. Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods.

The following table summarizes the inputs used to value the Fund’s assets measured at fair value as of May 31, 2024:

Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$47,445,860	$–	$–	$47,445,860
Exchange Traded Funds	5,264,372	–	–	5,264,372
Money Market Funds	3,444,737	–	–	3,444,737
Total	$56,154,969	$–	$–	$56,154,969

Refer to the Fund’s Schedule of Investments for a listing of securities by industry. The Fund did not hold any Level 3 assets or liabilities during the six month period ended May 31, 2024.

During the six month period ended May 31, 2024, there were no derivative transactions in the Fund.

4. INVESTMENT ADVISORY AGREEMENT
The Trust, on behalf of the Fund, has entered into an Investment Advisory Agreement with CMA. Under the terms of the Investment Advisory Agreement, the Advisor manages the investment portfolio of the Fund, subject to policies adopted by the Trust’s Board of Trustees. Under the Investment Advisory Agreement, the Advisor provides guidance and policy direction in connection with its daily management of the Fund’s assets. The Advisor manages the investment and reinvestment of the Fund’s assets. The Advisor is also responsible for the selection of broker-dealers through which the Fund executes portfolio transactions, subject to the brokerage policies established by the Trustees, and it provides certain executive personnel to the Fund.

The Advisor earns an annual management fee of 1.00% of the Fund’s first $100 million of the Fund’s net assets, 0.90% of the next $150 million, 0.85% of the next $250 million and 0.80% of all assets over $500 million. For the six month period ended May 31, 2024, the Advisor earned management fees totaling $268,420 before the waiver of management fees and reimbursement of expenses described below. As of May 31, 2024, the Fund owed the Advisor $47,325. The Advisor has agreed to waive or limit its fees and to assume other expenses so that the total annual operating expenses of the Fund (other than interest, taxes, brokerage commissions, other expenditures that are capitalized in accordance with generally accepted accounting principles, other extraordinary expenses not incurred in the ordinary course of each Fund’s business, Acquired Fund Fees and Expenses and amounts, if any, payable pursuant to a Rule 12b-1 Plan) are limited to 1.50% of the average daily net assets of the Fund through the period ending April 1, 2025, (“Expense Limitation Agreement”). It is expected that the Expense Limitation Agreement will continue from year-to-year thereafter, provided such continuance is specifically approved by a majority of the Trustees who (i) are not “interested persons” of the Trust or any other party to the Expense Limitation Agreement, as defined in the 1940 Act; and (ii) have no direct or indirect financial interest in the operation of this Expense Limitation Agreement. The Expense Limitation Agreement may also be terminated by the Advisor and the Trust at the end of the then current term upon not less than 90-days’ notice to the other party as set forth in the Expense Limitation Agreement.

The Fund may, at a later date, reimburse the Advisor the management fees waived or limited and other expenses assumed and paid by the Advisor pursuant to the Expense Limitation Agreement

2024 Semi-Annual Report 10

Notes to Financial Statements (Unaudited) - continued

for a period of three years from the date of the actual waiver or expense reimbursement, provided the Fund has reached a sufficient asset size to permit such reimbursement to be made without causing the total annual expense ratio of the Fund to exceed the percentage limits stated above. Consequently, no reimbursement by the Fund will be made unless: (i) the Fund’s assets exceed $10 million; (ii) the Fund’s total annual expense ratio is less than the percentage limit stated above; and (iii) the payment of such reimbursement has been approved by the Trustees on a quarterly basis. No waivers or reimbursements were incurred during the six-month period ended May 31, 2024. Additionally, as of May 31, 2024, there were no previously waived fees available for reimbursement to the Advisor. Certain officers and directors of the Advisor are also officers and/or Trustees of the Trust.

5. OTHER TRANSACTIONS WITH AFFILIATES
Distributor

Wellington Shields & Co., LLC (the “Distributor”) is the Fund’s principal underwriter and distributor. The Distributor is also the introducing broker-dealer and is used by the Fund for its investment transactions. For the six month period ended May 31, 2024, there were commissions on investment transactions paid to the Distributor of $3,419. Certain Trustees and officers of the Trust are also officers of the Distributor.

Administrator
Premier Fund Solutions, Inc. (“PFS” or “Administrator”) serves as the Administrator for the Trust pursuant to a written agreement with the Trust. PFS provides day-to-day administrative services to the Fund. For PFS’s services to the Fund, the Fund pays PFS an annualized asset-based fee of 0.07% of average daily net assets up to $200 million, with lower rates at higher asset levels, subject to a minimum monthly fee of $2,500, plus reimbursement of out-of-pocket expenses. For its services, during the six month period ended May 31, 2024, PFS earned $18,789. Certain officers of the Trust are also officers of the Administrator.

6. PURCHASES AND SALES OF INVESTMENT SECURITIES
For the six month period ended May 31, 2024, purchases and sales of investment securities other than U.S. Government obligations and short-term investments aggregated $13,304,219 and $15,690,386, respectively. Purchases and sales of U.S. Government obligations aggregated $0 and $0, respectively.

7. CONTROL OWNERSHIP
The beneficial ownership, either directly or indirectly, of more than 25% of the voting shares of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the 1940 Act. As of May 31, 2024, W.H. Flowers, Jr. Foundation, Inc., owned of record approximately 29.72% of the Fund and therefore, may be deemed to control the Fund.

8. TAX MATTERS
For Federal income tax purposes, the cost of investments owned at May 31, 2024, was $40,948,952.

At May 31, 2024, the composition of gross unrealized appreciation (the excess of value over tax cost) and depreciation (the excess of tax cost over value) of investments (including open positions in options written) on a tax basis was as follows:

Appreciation	(Depreciation)	Net Appreciation (Depreciation)
$15,605,468	($399,451)	$15,206,017

The tax character of distributions was as follows:

	Six Months Ended	Year Ended
	May 31, 2024	November 30, 2023
Ordinary Income:	$ 194,720	$ 91,065
Long-term Capital Gain:	–	1,102,327
	$ 194,720	$1,193,392

As of November 30, 2023, the components of distributable earnings (accumulated losses) on a tax basis were as follows:

Accumulated Undistributed Ordinary Income	$229,084
Other Accumulated Gains (Losses)	(3,913)
Short-Term Capital Loss Carryforward	(290,405)
Unrealized Appreciation (Depreciation) - Net	10,636,360
Total Distributable Earnings	$10,571,126

2024 Semi-Annual Report 11

Notes to Financial Statements (Unaudited) - continued

As of November 30, 2023 and May 31, 2024, there were no differences between book basis and tax basis unrealized appreciation. As of November 30, 2023, other accumulated losses above are attributable to losses on straddles from options held during a prior fiscal year, which totaled $3,913. As of November 30, 2023, the Fund had an available unused short-term capital loss carryforward of $290,405 with no expiration.

9. COMMITMENTS AND CONTINGENCIES
Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Trust entered into contracts with its vendors, on behalf of the Fund, and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. The Fund expects the risk of loss to be remote.

10. SUBSEQUENT EVENTS
Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued, and has determined that, there were no subsequent events requiring recognition or disclosure in the financial statements.

2024 Semi-Annual Report 12

ADDITIONAL INFORMATION
May 31, 2024
(UNAUDITED)

1. PROXY VOTING GUIDELINES
A copy of the Trust’s Proxy Voting and Disclosure Policy and Advisor’s Proxy Voting and Disclosure Policy are included as Appendix B to the Fund’s Statement of Additional Information, which are available, without charge, upon request, by calling 1-888-626-3863 and on the SEC’s website at http://www.sec.gov. Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (1) without charge, upon request, by calling the Fund at the number above and (2) on the SEC’s website at http://www.sec.gov.

2. AVAILABILITY OF QUARTERLY SCHEDULE OF INVESTMENTS
The Fund publicly files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. The Fund’s Form N-PORT is available on the SEC’s website at http://www.sec.gov. Copies of the Fund’s Form N-PORT are also available, without charge, by calling the Fund at 1-888-626-3863.

3. TAX INFORMATION
We are required to advise you within 60 days of the Fund’s fiscal year-end regarding the Federal tax status of certain distributions received by shareholders during each fiscal year. As of the Fund’s fiscal year ended November 30, 2023, there was an ordinary income distribution paid in the amount of $91,065 and a long-term capital gain distribution paid in the amount of $1,102,327. Additionally during December 2023, there was an ordinary income distribution paid in the amount of $194,720.

Individual shareholders are eligible for reduced tax rates on qualified dividend income. For the purposes of computing the dividends eligible for reduced tax rates, all of the dividends paid by the Fund from ordinary income earned during the fiscal year are considered qualified dividend income.

Corporate shareholders may exclude up to 70% of qualifying dividends. For the purposes of computing this exclusion, all of the dividends paid by the Fund from ordinary income earned during the fiscal year represent qualifying dividends.

Dividends and distributions received by retirement plans such as IRAs, Keogh-type plans and 403(b) plans need not be reported as taxable income. However, many retirement plans may need this information for their annual information reporting.

The tax information above is reported from the Fund’s fiscal year and not calendar year, therefore, shareholders should refer to their Form 1099-DIV or other tax information which will be mailed in 2024 to determine the calendar year amounts to be included on their 2023 tax returns. Shareholders should consult their own tax advisors.

4. LIQUIDITY RISK MANAGEMENT PROGRAM
During the six month period ended May 31, 2024, the Board reviewed the Fund’s liquidity risk management program, adopted pursuant to Rule 22e-4 under the Investment Company Act of 1940. The program is overseen by CMA who is the liquidity program administrator (the “LPA”). The LPA reported that it had assessed, managed and reviewed the program for the Fund taking into consideration several factors including the liquidity of the Fund’s portfolio investments and the market, trading or investment specific considerations that may reasonably affect a security’s classification as a liquid investment. The LPA reported that the program was adequate, effectively implemented and needed no changes at that time.

2024 Semi-Annual Report 13

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2024 Semi-Annual Report 14

Investment Adviser
Capital Management Associates, Inc.
140 Broadway
New York, NY 10005

Dividend Paying Agent,
Shareholders' Servicing Agent,
Transfer Agent
Mutual Shareholder Services, LLC
8000 Town Centre Drive, Suite 400
Broadview Heights, OH 44147

Custodian
Huntington National Bank
41 South High Street
Columbus, OH 43287

Fund Administrator
Premier Fund Solutions Inc.
1939 Friendship Drive, Suite C
El Cajon, CA 92020

Legal Counsel
Practus, LLP
11300 Tomahawk Creek Parkway, Suite 310
Leawood, KS 66211

Distributor
Wellington Shields & Co., LLC
140 Broadway
New York, NY 10005

Sub-Distributor
Arbor Court Capital LLC
8000 Town Centre Drive, Suite 400
Broadview Heights, OH 44147

This report is provided for the general information of the shareholders of the Wellington
Shields All-Cap Fund. This report is not intended for distribution to prospective investors in the funds, unless preceded or accompanied by an effective prospectus.

(b) Not applicable.

Item 2. Code of Ethics. Not applicable.

Item 3. Audit Committee Financial Expert. Not applicable.

Item 4. Principal Accountant Fees and Services. Not applicable.

Item 5. Audit Committee of Listed Companies. Not applicable.

Item 6. Investments.

(a) Not applicable. Schedule filed with Item 1.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies. Not applicable.

Item 8. Portfolio Managers of Closed End Management Investment Companies. Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers. Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

The registrant has not adopted procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a) The Registrant’s president and chief financial officer concluded that the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a -3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a -3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a -15(b) or 240.15d -15(b)).

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a -3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1) Code of Ethics. Not applicable.

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(a)(3) Not applicable.

(a)(4) Not applicable.

(b) Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CAPITAL MANAGEMENT FUNDS

By: /s/ W. Jameson McFadden W. Jameson McFadden Principal Executive Officer and Principal Financial Officer

Date: 7-17-24

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ W. Jameson McFadden W. Jameson McFadden Principal Executive Officer and Principal Financial Officer

Date: 7-17-24